Share based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2021
Share based compensation expenses
Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business
A summary of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business for the year ended December 31, 2021 is presented below:

	Options Outstanding	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (In years)	Average Intrinsic Value
Outstanding as of December 31, 2020	89,053	1.00	4.92	—

Granted	—	—	—	—
Exercised	(3,759)	1.00	—	—
Forfeited	(10,940)	1.00	—	—

Outstanding as of December 31, 2021	74,354	1.00	3.82	—

Vested and exercisable as of December 31, 2021	74,354	1.00	3.82	—

Schedule of estimated fair value of each option grant
The estimated fair value of option granted in 2019 and 2020 is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

	For the year ended December 31,
	2019	2020

Expected volatility	38.78%~39.90%	40.61%~40.83%
Risk-free interest rate (per annum)	1.78%~2.13%	0.73%~0.87%
Exercise multiples	2.2	2.2
Expected dividend yield	0%	0%
Expected term (in years)	10	5.5~6.25
Fair value of the underlying shares on the date of option grants (in US$)	0.07~0.55	0.11~0.18

Schedule of activities of the total restricted ordinary shares
The activities of the total restricted ordinary shares for the year ended December 31, 2021 are summarized as below:

	Number of shares	Weighted-Average Grant Date Fair Value (in US$)

Unvested at December 31, 2020	368,618	0.42
Vested	(37,393)	0.42
Forfeited	(263,536)	0.42

Unvested at December 31, 2021	67,689	0.42

Jimu Parent
Share based compensation expenses
Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business
A summary of activities of the service and performance-based share options granted to the employees and directors of the Company for the year ended December 31, 2021 are presented below:

	Options Outstanding	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

		US$	(In years)	(RMB)
Outstanding as of December 31, 2020	4,862,069	0.2566	8.49	1,138
Exercised	(141,764)	0.0001	—	394
Forfeited	(1,875,536)	0.2126	—	—

Outstanding as of December 31, 2021	2,844,769	0.3398	2.71	223

Unvested as of December 31, 2021	352,783	0.5930	7.39	18
Exercisable as of December 31, 2021	2,491,986	0.3039	2.04	205